Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Feb. 17, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Ares Credit Opportunities Fund (the “Fund”)Supplement dated February 17, 2023, to the Fund’s Summary Prospectus and Prospectus, each dated January 27, 2023, as may be amended or supplemented from time to timeChange in Investment Goal and BenchmarkAt a meeting of the Board of Trustees (the “Board”) of Touchstone Funds Group Trust held on February 16, 2023, Touchstone Advisors, Inc. proposed, and the Board approved, changes to the Fund’s investment goal and benchmark, which will take effect on or about April 19, 2023 (the “Updates”).Accordingly, effective on or about April 19, 2023, the following changes will be made to the Fund’s summary prospectus and prospectus in connection with the Updates:Current:New (effective on or about April 19, 2023):Investment Goal:Seeks absolute total return, primarily from income and capital appreciation.Seeks total return, primarily from income and capital appreciation.Benchmark:ICE BofA 3-Month U.S. Treasury Bill IndexICE BofA U.S. High Yield Constrained IndexThere are no changes to the Fund’s investment policies, investment strategies, or management team associated with the Updates. There are no additional changes to the Fund except those described herein.
Touchstone Ares Credit Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Ares Credit Opportunities Fund (the “Fund”)Supplement dated February 17, 2023, to the Fund’s Summary Prospectus and Prospectus, each dated January 27, 2023, as may be amended or supplemented from time to timeChange in Investment Goal and BenchmarkAt a meeting of the Board of Trustees (the “Board”) of Touchstone Funds Group Trust held on February 16, 2023, Touchstone Advisors, Inc. proposed, and the Board approved, changes to the Fund’s investment goal and benchmark, which will take effect on or about April 19, 2023 (the “Updates”).Accordingly, effective on or about April 19, 2023, the following changes will be made to the Fund’s summary prospectus and prospectus in connection with the Updates:Current:New (effective on or about April 19, 2023):Investment Goal:Seeks absolute total return, primarily from income and capital appreciation.Seeks total return, primarily from income and capital appreciation.Benchmark:ICE BofA 3-Month U.S. Treasury Bill IndexICE BofA U.S. High Yield Constrained IndexThere are no changes to the Fund’s investment policies, investment strategies, or management team associated with the Updates. There are no additional changes to the Fund except those described herein.